Shareholder Report	12 Months Ended
Apr. 30, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	ETF Series Solutions
Entity Central Index Key	0001540305
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
Aptus Collared Investment Opportunity ETF
Shareholder Report [Line Items]
Fund Name	Aptus Collared Investment Opportunity ETF
Class Name	Aptus Collared Investment Opportunity ETF
Trading Symbol	ACIO
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Aptus Collared Investment Opportunity ETF for the period of May 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://aptusetfs.com/acio/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://aptusetfs.com/acio/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Aptus Collared Investment Opportunity ETF	$83	0.79%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Aptus Collared Investment Opportunity (“ACIO” or the “Fund”) slightly underperformed the S&P 500® Index (the “Index”) during the fiscal year as the Index appreciated 12.10%. Though, we would state that the strategy outkicked its coverage, participating with 89.5% of the upside, returning 10.70% at  NAV. With this, the strategy took on a lower level of risk to obtain the return. The Fund’s performance was consistent with a market environment that exhibited strong up-trending behavior, but still experienced a distinct period of drawdowns in excess of 5%. From February 19th to April 8th, the S&P 500 fell -18.76%. During this period, ACIO fell only -12.04%. The tactical nature of the Fund is designed to reduce drawdowns during market pullbacks, which was accomplished during the fiscal year, while participating as much as possible to strong upward moving markets.

Top Contributors
↑	S&P 500 Index Option 05/16/2025 P5470
↑	S&P 500 Index Option 09/20/2025 P5350
↑	S&P 500 Index Option 05/16/2025 P5400

Top Detractors
↓	S&P 500 Index Option 06/20/2025 P5300
↓	S&P 500 Index Option 05/16/2025 P5400
↓	S&P 500 Index Option 09/20/2025 P5250

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (07/09/2019)
Aptus Collared Investment Opportunity ETF NAV	10.70	10.81	8.83
S&P 500 TR	12.10	15.61	13.15

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://aptusetfs.com/acio/ for more recent performance information. Visit https://aptusetfs.com/acio/ for more recent performance information.
Net Assets	$ 1,750,392,665
Holdings Count | $ / shares	109
Advisory Fees Paid, Amount	$ 11,035,338
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$1,750,392,665
Number of Holdings	109
Net Advisory Fee	$11,035,338
Portfolio Turnover	44%
30-Day SEC Yield	0.48%
30-Day SEC Yield Unsubsidized	0.48%

Holdings [Text Block]

Top 10 Issuers	(% of Net Assets)
Apple, Inc.	6.7%
Microsoft Corporation	6.2%
NVIDIA Corporation	5.6%
Amazon.com, Inc.	3.7%
Alphabet, Inc.	3.6%
Meta Platforms, Inc.	2.5%
Broadcom, Inc.	2.2%
Visa, Inc.	2.1%
Berkshire Hathaway, Inc.	2.1%
Progressive Corporation	1.9%

Security Type	(% of Net Assets)
Common Stocks	97.8%
Purchased Options	2.0%
Money Market Funds	0.4%
Cash & Other	0.3%
Written Options	-0.5%

Top Sectors	(% of Net Assets)
Technology	30.2%
Financial	15.6%
Consumer, Non-cyclical	15.5%
Communications	14.0%
Consumer, Cyclical	9.1%
Industrial	6.1%
Energy	3.0%
Utilities	2.5%
Basic Materials	1.8%
Cash & Other	2.2%

Updated Prospectus Web Address	https://aptusetfs.com/acio/
Aptus Defined Risk ETF
Shareholder Report [Line Items]
Fund Name	Aptus Defined Risk ETF
Class Name	Aptus Defined Risk ETF
Trading Symbol	DRSK
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Aptus Defined Risk ETF for the period of May 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://aptusetfs.com/drsk/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://aptusetfs.com/drsk/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Aptus Defined Risk ETF	$73	0.69%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
Aptus Defined Risk ETF (“DRSK” or the “Fund”) outperformed versus the Bloomberg US Aggregate Bond Index (the “Index”) during the fiscal year as the equity exposure within the strategy was buoyed by the return of U.S. Large Caps. Of the three components of DRSK - (1) Laddered Corporate Bond Portfolio, (2) Long Puts on S&P 500, and (3) Long Call Options on Individual Stocks and the S&P 500 – the former two were accretive relative to the benchmark. The ladder did not benefit as the market as measured by the S&P 500 was +12.10% during the fiscal year. Luckily, the individual call options and the long call on the market negated the negative contribution. The overall bond portfolio was additive, as the strategy was lower duration relative to the benchmark. We believe that the strategy did exactly what it was designed to do.

Top Contributors
↑	Broadcom, Inc. Option 03/31/2025 C190
↑	S&P 500 Index Option 12/31/2025 C5700
↑	S&P 500 Index Option 08/16/2025 C5500

Top Detractors
↓	S&P 500 Index Option 09/20/2025 C5725
↓	S&P 500 Index Option 04/04/2025 P5400
↓	S&P 500 Index Option 05/16/2025 P5300

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (08/07/2018)
Aptus Defined Risk ETF NAV	10.62	2.13	4.96
Bloomberg US Aggregate Bond Index	8.02	-0.67	1.72

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://aptusetfs.com/drsk/ for more recent performance information. Visit https://aptusetfs.com/drsk/ for more recent performance information.
Net Assets	$ 1,168,336,855
Holdings Count | $ / shares	23
Advisory Fees Paid, Amount	$ 6,041,928
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$1,168,336,855
Number of Holdings	23
Net Advisory Fee	$6,041,928
Portfolio Turnover	37%
30-Day SEC Yield	3.94%
30-Day SEC Yield Unsubsidized	3.94%

Holdings [Text Block]

Top 10 Issuers	(% of Net Assets)
iShares iBonds Dec 2031 Term Corporate ETF	10.9%
Invesco BulletShares 2031 Corporate Bond ETF	10.8%
Invesco BulletShares 2030 Corporate Bond ETF	10.8%
iShares iBonds Dec 2029 Term Corporate ETF	9.6%
iShares iBonds Dec 2030 Term Corporate ETF	9.3%
Invesco BulletShares 2032 Corporate Bond ETF	9.2%
iShares iBonds Dec 2032 Term Corporate ETF	8.8%
Invesco BulletShares 2033 Corporate Bond ETF	7.0%
iShares iBonds Dec 2028 Term Corporate ETF	5.2%
iShares iBonds Dec 2027 Term Corporate ETF	5.1%

Security Type	(% of Net Assets)
Exchange Traded Funds	94.5%
Purchased Options	2.6%
Money Market Funds	2.0%
Cash & Other	1.3%
Written Options	-0.4%

Top Sectors	(% of Net Assets)
Investment Grade Corporate Bonds	94.5%
Cash & Other	5.5%

Updated Prospectus Web Address	https://aptusetfs.com/drsk/
Aptus Drawdown Managed Equity ETF
Shareholder Report [Line Items]
Fund Name	Aptus Drawdown Managed Equity ETF
Class Name	Aptus Drawdown Managed Equity ETF
Trading Symbol	ADME
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Aptus Drawdown Managed Equity ETF for the period of May 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://aptusetfs.com/adme/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://aptusetfs.com/adme/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Aptus Drawdown Managed Equity ETF	$83	0.79%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Aptus Drawdown Managed Equity ETF (“ADME” or the “Fund”) slightly underperformed the S&P 500® Index (the “Index”) during the fiscal year as the Index appreciated 12.10%. Though, we would state that the strategy outkicked its coverage, participating with 89.5% of the upside, returning 9.34% at  NAV. With this, the strategy took on a lower level of risk to obtain the return. The Fund’s performance was consistent with a market environment that exhibited strong up-trending behavior, but still experienced a distinct period of drawdowns in excess of 5%. From February 19th to April 8th, the S&P 500 fell -18.76%. During this period, ADME fell only -15.58%. The tactical nature of the Fund is designed to reduce drawdowns during market pullbacks, which was accomplished during the fiscal year, while participating as much as possible to strong upward moving markets.

Top Contributors
↑	S&P 500 Index Option 04/07/2025 P5400
↑	NVIDIA Corporation
↑	Apple, Inc.

Top Detractors
↓	S&P 500 Index Option 04/04/2025 P5400
↓	S&P 500 Index Option 01/17/2025 P4100
↓	S&P 500 Index Option 02/21/2025 P4150

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (06/08/2016)
Aptus Drawdown Managed Equity ETF NAV	9.34	8.34	7.19
S&P 500 TR	12.10	15.61	13.43

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://aptusetfs.com/adme/ for more recent performance information. Visit https://aptusetfs.com/adme/ for more recent performance information.
Net Assets	$ 222,463,812
Holdings Count | $ / shares	88
Advisory Fees Paid, Amount	$ 1,645,279
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$222,463,812
Number of Holdings	88
Net Advisory Fee	$1,645,279
Portfolio Turnover	40%
30-Day SEC Yield	0.52%
30-Day SEC Yield Unsubsidized	0.52%

Holdings [Text Block]

Top 10 Issuers	(% of Net Assets)
Apple, Inc.	6.8%
Microsoft Corporation	6.2%
NVIDIA Corporation	5.6%
Amazon.com, Inc.	3.7%
Alphabet, Inc.	3.6%
Meta Platforms, Inc.	2.5%
Broadcom, Inc.	2.2%
Visa, Inc.	2.2%
Berkshire Hathaway, Inc.	2.1%
Progressive Corporation	1.9%

Security Type	(% of Net Assets)
Common Stocks	98.9%
Purchased Options	0.8%
Money Market Funds	0.3%
Cash & Other	0.2%
Written Options	-0.2%

Top Sectors	(% of Net Assets)
Technology	30.5%
Financial	15.8%
Consumer, Non-cyclical	15.7%
Communications	14.1%
Consumer, Cyclical	9.3%
Industrial	6.2%
Energy	3.0%
Utilities	2.5%
Basic Materials	1.8%
Cash & Other	1.1%

Updated Prospectus Web Address	https://aptusetfs.com/adme/
Aptus Enhanced Yield ETF
Shareholder Report [Line Items]
Fund Name	Aptus Enhanced Yield ETF
Class Name	Aptus Enhanced Yield ETF
Trading Symbol	JUCY
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Aptus Enhanced Yield ETF for the period of May 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://aptusetfs.com/jucy/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://aptusetfs.com/jucy/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Aptus Enhanced Yield ETF	$61	0.59%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The past year has brought volatility in yields, but falling yields and a pickup in market volatility towards the end of the fiscal year. Softer economic data and cooling inflation drove a broad rally in bonds, while equity volatility rose amid geopolitical concerns and uncertainty around the timing of rate cuts. We saw equity volatility rise towards the end of the fiscal year, though on average remaining below the long-term number. The Aptus Enhanced Yield ETF (“JUCY” or the “Fund”) returned 5.40% at  NAV, trailing the Fund’s primary benchmark, the Bloomberg U.S. Aggregate Bond Index at 8.02% and slightly trailing the secondary benchmark, the ICE U.S. Treasury 1-3 Year Bond Index at 6.66%. The fixed income portfolio outpaced the benchmark with the ELN overlay serving as a slight net detractor.

Top Contributors
↑	U.S. Treasury 07/31/2028
↑	U.S. Treasury 07/31/2027
↑	U.S. Treasury 09/30/2026

Top Detractors
↓	Citigroup Global Markets Holdings, Inc., ELN, (linked to S&P 500 Index) 04/19/2025
↓	Citigroup Global Markets Holdings, Inc., ELN, (linked to S&P 500 Index) 12/05/2025
↓	GS Finance Corporation, ELN, (linked to S&P 500 Index) 03/20/2025

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (10/31/2022)
Aptus Enhanced Yield ETF NAV	5.40	3.94
Bloomberg U.S. Aggregate Bond Index	8.02	5.31
ICE U.S. Treasury 1-3 Year Bond Total Return Index	6.66	4.66

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://aptusetfs.com/jucy/ for more recent performance information. Visit https://aptusetfs.com/jucy/ for more recent performance information.
Net Assets	$ 307,165,707
Holdings Count | $ / shares	12
Advisory Fees Paid, Amount	$ 1,897,141
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$307,165,707
Number of Holdings	12
Net Advisory Fee	$1,897,141
Portfolio Turnover	47%
30-Day SEC Yield	11.14%
30-Day SEC Yield Unsubsidized	11.14%

Holdings [Text Block]

Top 10 Issuers	(% of Net Assets)
U.S. Treasury Notes	77.5%
First American Treasury Obligations Fund	11.2%
BNP Paribas Issuance B.V., ELN, (linked to S&P 500 Index)	3.6%
UBS AG, ELN, (linked to S&P 500 Index)	3.5%
Citigroup Global Markets Holdings, Inc., ELN, (linked to S&P 500 Index)	3.3%

Security Type	(% of Net Assets)
U.S. Treasury Securities	77.5%
Money Market Funds	11.2%
Equity-Linked Notes	10.4%
Cash & Other	0.9%

Top Sectors	(% of Net Assets)
U.S. Government	77.5%
Cash & Other	22.5%

Updated Prospectus Web Address	https://aptusetfs.com/jucy/
Aptus International Enhanced Yield ETF
Shareholder Report [Line Items]
Fund Name	Aptus International Enhanced Yield ETF
Class Name	Aptus International Enhanced Yield ETF
Trading Symbol	IDUB
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Aptus International Enhanced Yield ETF for the period of May 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://aptusetfs.com/idub/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://aptusetfs.com/idub/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Aptus International Enhanced Yield ETF	$41	0.39%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Aptus International Enhanced Yield ETF (“IDUB” or the “Fund”) returned 10.01% at  NAV, underperforming the benchmark MSCI AC World Index ex-US. The underlying ETFs in IDUB used for exposure lagged broader indices given their modest drag from small caps. The past year marked a strong rebound for international equities, with the MSCI AC World Index ex-US rising 11.93% as investors rotated away from U.S. equities in favor of global markets. Stimulus efforts in several major markets were at the core of the rally, with investors pushing market multiples higher in anticipation of potential growth. Global risk assets responded positively, with developed markets leading the way. Emerging markets also benefited from improving fundamentals and a weaker dollar.

Top Contributors
↑	iShares Core MSCI Developed Markets ETF
↑	SPDR Emerging Markets Fund
↑	BNP Paribas Issuance B.V., ELN, (linked to iShares MSCI EAFE ETF) 10/10/2025

Top Detractors
↓	BNP Paribas Issuance B.V., ELN, (linked to iShares MSCI EAFE ETF) 02/13/2025
↓	Citigroup Global Markets Holdings Inc., ELN, (linked to iShares MSCI EAFE ETF) 05/23/2025
↓	UBS AG, ELN, (linked to iShares MSCI EAFE ETF) 04/10/2025

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (07/22/2021)
Aptus International Enhanced Yield ETF NAV	10.01	-0.68
MSCI AC WORLD INDEX ex USA Net (USD)	11.93	3.00

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://aptusetfs.com/idub/ for more recent performance information. Visit https://aptusetfs.com/idub/ for more recent performance information.
Net Assets	$ 282,610,483
Holdings Count | $ / shares	6
Advisory Fees Paid, Amount	$ 843,572
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$282,610,483
Number of Holdings	6
Net Advisory Fee	$843,572
Portfolio Turnover	10%
30-Day SEC Yield	7.72%
30-Day SEC Yield Unsubsidized	7.72%

Holdings [Text Block]

Top 10 Issuers	(% of Net Assets)
iShares Core MSCI International Developed Markets ETF	61.7%
SPDR Portfolio Emerging Markets ETF	26.8%
BNP Paribas Issuance B.V., ELN, (linked to iShares MSCI EAFE ETF)	3.5%
Nomura America Finance, LLC, ELN, (linked to iShares MSCI EAFE ETF)	3.3%
UBS AG, ELN, (linked to iShares MSCI EAFE ETF)	3.2%
First American Treasury Obligations Fund	1.5%

Security Type	(% of Net Assets)
Exchange Traded Funds	88.5%
Equity-Linked Notes	10.0%
Money Market Funds	1.5%
Cash & Other	0.0%

Top Sectors	(% of Net Assets)
Developed Market Equity	61.7%
Emerging Market Equity	26.8%
Cash & Other	11.5%

Updated Prospectus Web Address	https://aptusetfs.com/idub/
Aptus Large Cap Enhanced Yield ETF
Shareholder Report [Line Items]
Fund Name	Aptus Large Cap Enhanced Yield ETF
Class Name	Aptus Large Cap Enhanced Yield ETF
Trading Symbol	DUBS
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Aptus Large Cap Enhanced Yield ETF for the period of May 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://aptusetfs.com/dubs/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://aptusetfs.com/dubs/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Aptus Large Cap Enhanced Yield ETF	$41	0.39%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The  Aptus Large Cap Enhanced Yield ETF (“DUBS” or the “Fund”) slightly underperformed versus the S&P 500® Index (the “Index”) during the fiscal year due to the nature of the market. The strategy performs poorly when the market goes higher with minimum volatility, which was the main characteristic of the market for the first 10 months of the fiscal year. It wasn’t until the last two months that the market witnessed some volatility, of which DUBS performed well. During the fiscal year, DUBS returned 11.25% at  NAV, while the S&P 500 returned 12.10%. During the major bout of volatility from 2/19/2025 to 04/08/2025, DUBS bested the benchmark by 0.29%, returning -18.47%. Overall, the equity basket tracked the S&P 500 and the equity linked notes (“ELN”) were the reason for the small relative underperformance. All-in-all, the strategy performed up to our expectations during the year.

Top Contributors
↑	NVIDIA Corporation
↑	Apple, Inc.
↑	Broadcom, Inc.

Top Detractors
↓	Nomura Securities International, ELN, (linked to S&P 500 Index) 04/24/2025
↓	UBS AG, ELN, (linked to S&P 500 Index) 04/10/2025
↓	Nomura Securities International Inc., ELN, (linked to S&P 500 Index) 03/13/2025

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (06/13/2023)
Aptus Large Cap Enhanced Yield ETF NAV	11.25	13.79
S&P 500 TR	12.10	15.38

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://aptusetfs.com/dubs/ for more recent performance information. Visit https://aptusetfs.com/dubs/ for more recent performance information.
Net Assets	$ 216,091,287
Holdings Count | $ / shares	369
Advisory Fees Paid, Amount	$ 775,692
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$216,091,287
Number of Holdings	369
Net Advisory Fee	$775,692
Portfolio Turnover	18%
30-Day SEC Yield	3.32%
30-Day SEC Yield Unsubsidized	3.32%

Holdings [Text Block]

Top 10 Issuers	(% of Net Assets)
Apple, Inc.	5.8%
NVIDIA Corporation	5.6%
Microsoft Corporation	5.5%
Nomura Securities International Inc, ELN, (linked to S&P 500 Index)	3.5%
RBC Capital Markets, LLC, ELN, (linked to S&P 500 Index)	3.4%
Alphabet, Inc.	3.2%
Citigroup Global Markets Holdings, Inc., ELN, (linked to S&P 500 Index)	3.2%
Amazon.com, Inc.	3.1%
BNY Mellon US Large Cap Core Equity ETF	2.8%
Meta Platforms, Inc.	2.3%

Security Type	(% of Net Assets)
Common Stocks	86.3%
Equity-Linked Notes	10.1%
Exchange Traded Funds	2.8%
Money Market Funds	0.8%
Cash & Other	0.0%

Top Sectors	(% of Net Assets)
Technology	26.1%
Consumer, Non-cyclical	14.8%
Financial	13.3%
Communications	13.0%
Consumer, Cyclical	7.3%
Industrial	5.8%
Energy	2.6%
Utilities	1.9%
Basic Materials	1.5%
Cash & Other	13.7%

Updated Prospectus Web Address	https://aptusetfs.com/dubs/
Aptus Large Cap Upside ETF
Shareholder Report [Line Items]
Fund Name	Aptus Large Cap Upside ETF
Class Name	Aptus Large Cap Upside ETF
Trading Symbol	UPSD
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Aptus Large Cap Upside ETF for the period of November 20, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://aptusetfs.com/upsd/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://aptusetfs.com/upsd/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Aptus Large Cap Upside ETF	$33	0.79%
[1]
Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
Since inception, the Aptus Large Cap Upside ETF (“UPSD” or the “Fund”) underperformed the S&P 500 by -3.9%, returning -9.24% at NAV. We believe that the strategy has performed as expected, underperforming the S&P 500 in a down market, while the equity exposure, which is invested in a minimum volatility portfolio, outperformed during this volatility. This minimum volatility basket of stocks outperformed the S&P 500 since inception by 2.57%, returning -4.81%. From there, the trend exposure detracted from returns, as positive momentum entering the period reversed sharply due to policy-related uncertainty around tariffs, fiscal stimulus, and monetary shifts.

Top Contributors
↑	CME Group
↑	Apple, Inc.
↑	Ulta Beauty

Top Detractors
↓	RCXTSOA6 TRS 01/26/2026, RCXTSOA6 TRS 09/08/2026
↓	NVIDIA Corporation
↓	UnitedHealth Corporation

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (11/20/2025)
Aptus Large Cap Upside ETF NAV	-9.24
S&P 500 TR	-5.34

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://aptusetfs.com/upsd/ for more recent performance information. Visit https://aptusetfs.com/upsd/ for more recent performance information.
Net Assets	$ 43,007,363
Holdings Count | $ / shares	103
Advisory Fees Paid, Amount	$ 102,763
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$43,007,363
Number of Holdings	103
Net Advisory Fee	$102,763
Portfolio Turnover	14%
30-Day SEC Yield	1.04%
30-Day SEC Yield Unsubsidized	1.04%

Holdings [Text Block]

Top 10 Issuers	(% of Net Assets)
U.S. Treasury Bill	8.8%
Microsoft Corporation	4.4%
Apple, Inc.	4.4%
NVIDIA Corporation	4.0%
Amazon.com, Inc.	2.0%
Cencora, Inc.	1.5%
Alphabet, Inc.	1.5%
Cheniere Energy, Inc.	1.4%
Colgate-Palmolive Company	1.4%
Coca-Cola Company	1.4%

Security Type	(% of Net Assets)
Common Stocks	96.4%
U.S. Treasury Bills	8.8%
Cash & Other	1.1%
Total Return Swaps	-6.3%

Top Sectors	(% of Net Assets)
Consumer, Non-cyclical	25.1%
Technology	19.5%
Financial	16.3%
Communications	12.0%
Industrial	7.7%
Consumer, Cyclical	7.7%
Energy	6.1%
Basic Materials	1.4%
Utilities	0.6%
Cash & Other	3.6%

Updated Prospectus Web Address	https://aptusetfs.com/upsd/
Opus Small Cap Value ETF
Shareholder Report [Line Items]
Fund Name	Opus Small Cap Value ETF
Class Name	Opus Small Cap Value ETF
Trading Symbol	OSCV
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Opus Small Cap Value ETF for the period of May 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://aptusetfs.com/oscv/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://aptusetfs.com/oscv/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Opus Small Cap Value ETF	$80	0.79%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Opus Small Cap Value ETF (“OSCV” or the “Fund”) underperformed the S&P 500 Index (the “Index”) during the fiscal year, but bested its secondary benchmark, the S&P Small Cap 600 Value Index, by 5.07%. The underperformance versus the Index was a result of a difference in the core performance of U.S. large cap versus U.S. small cap stocks. Small caps have been in a decline for a period much longer than large caps. In a year with extreme volatility in the small cap landscape,  OSCV performed well, as higher-quality characteristics and rationality performed well. OSCV has historically provided results consistent with outperforming down trending markets and showing lower volatility than that of the benchmark, which this period of time showed exactly that.  Though  underperforming their large cap brethren during the fiscal year, small caps started to show some relative strength after the volatile nature of March and April 2025.

Top Contributors
↑	Casey’s General Store
↑	Hawkins, Inc.
↑	Stock Yards Bancorp

Top Detractors
↓	Chord Energy
↓	Northern Oil & Gas, Inc.
↓	Helmerich & Payne

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (07/17/2018)
Opus Small Cap Value ETF NAV	2.53	12.31	6.29
S&P 500 TR	12.10	15.61	12.46
S&P SmallCap 600 Value TR	-2.54	11.96	3.27

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://aptusetfs.com/oscv/ for more recent performance information. Visit https://aptusetfs.com/oscv/ for more recent performance information.
Net Assets	$ 520,414,275
Holdings Count | $ / shares	69
Advisory Fees Paid, Amount	$ 3,352,379
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$520,414,275
Number of Holdings	69
Net Advisory Fee	$3,352,379
Portfolio Turnover	25%
30-Day SEC Yield	1.47%
30-Day SEC Yield Unsubsidized	1.47%

Holdings [Text Block]

Top 10 Issuers	(% of Net Assets)
First American Treasury Obligations Fund	3.1%
Ensign Group, Inc.	2.6%
Casey’s General Stores, Inc.	2.6%
Texas Roadhouse, Inc.	2.5%
Chemed Corporation	2.5%
Viper Energy, Inc.	2.4%
Encompass Health Corporation	2.3%
Hanover Insurance Group, Inc.	2.3%
Comfort Systems USA, Inc.	2.3%
Stock Yards Bancorp, Inc.	2.1%

Security Type	(% of Net Assets)
Common Stocks	96.9%
Money Market Funds	3.1%
Cash & Other	0.0%

Top Sectors	(% of Net Assets)
Financial	36.7%
Industrial	19.3%
Consumer, Cyclical	11.9%
Consumer, Non-cyclical	10.7%
Energy	7.5%
Utilities	4.5%
Basic Materials	2.7%
Technology	2.6%
Communications	1.0%
Cash & Other	3.1%

Updated Prospectus Web Address	https://aptusetfs.com/oscv/

[1]
*	Annualized